Business Acquisitions, Goodwill and Intangible Assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Consideration for acquisitions
Consideration paid in cash	$ 70.2	$ 62.1	$ 14.5
Senior notes assumed in acquisition as part of consideration	18.3	5.6
Equity issued		14.3	0.9
Total consideration	$ 88.5	82.0	15.4
Maximum period to determine final value of identifiable intangible assets	12 months
Acquired intangible assets	$ 11.9	9.4	1.5
Contractual Rights [Member]
Consideration for acquisitions
Acquired intangible assets	5.8	4.2	0.7
Backlog and customer relationship
Consideration for acquisitions
Acquired intangible assets	4.6	$ 5.2	$ 0.8
Trademark / tradename
Consideration for acquisitions
Acquired intangible assets	$ 1.5